Employee benefits - Net defined benefit obligations - Weighted average duration (Details) - Present value of defined benefit obligation [member] - Y	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in net defined benefit liability (asset) [abstract]
Weighted average duration of the plans (in years)	6	6	6
Annuity-based defined benefit plans [member]
Changes in net defined benefit liability (asset) [abstract]
Weighted average duration of the plans (in years)	14
Capital-based defined benefit plans [member]
Changes in net defined benefit liability (asset) [abstract]
Weighted average duration of the plans (in years)	13
Other post-employment benefits [member]
Changes in net defined benefit liability (asset) [abstract]
Weighted average duration of the plans (in years)	16
French part-time for seniors plans [member]
Changes in net defined benefit liability (asset) [abstract]
Weighted average duration of the plans (in years)	2
Other long-term benefits [member]
Changes in net defined benefit liability (asset) [abstract]
Weighted average duration of the plans (in years)	6